Lease	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
LEASE
NOTE 5: -	LEASE

The Company has entered into non-cancelable lease agreements for its offices and motor vehicles with lease periods expiring at various dates through May 2035.

The components of operating lease costs were as follows:

Year ended December 31, 2022

Operating lease cost	775
Variable lease cost	18

Total net lease costs	793

Supplemental balance sheet information related to operating leases is as follows:

As of December 31, 2022

Operating lease ROU assets	5,810
Operating lease liabilities, current	669
Operating lease liabilities, long-term	4,524
Weighted average remaining lease term (in years)	11.5
Weighted average discount rate	5.1%

Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2022, are as follows:

Operating leases

2023	$688
2024	613
2025	568
2026	571
2027 and thereafter	4,533
Total undiscounted lease payments	6,973
Less: imputed interest	(1,780)

Present value of lease liabilities	$5,193